File Number: 333-108472
                                               Filed Pursuant to Rule 497(e) of
                                                     the Securities Act of 1933


                                                             September 26, 2005

          Supplement to the April 1, 2005 Class A, B, C, R and Y Shares
            Prospectuses for Pioneer Oak Ridge Large Cap Growth Fund
            and the April 1, 2005 Class A, B and C Shares Prospectus
                     for Pioneer Oak Ridge Small Cap Growth
                       Fund (as supplemented May 26, 2005)

Non-principal investment strategies and related risks

The following replaces the second sentence in the section entitled "Investments other than U.S. equity securities":

The fund will not invest more than 10% of its total assets in securities of emerging markets issuers.


                                                                   18157-00-0905
                                        (C) 2005 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC